Deficit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Summary of Accumulated Other Comprehensive Income (Loss)
Foreign currency translation, beginning balance	$ 248	$ 171	$ 171
Foreign currency translation, Net current period change	26	77
Foreign currency translation, ending balance	274	248	171
Pension and postretirement liability adjustments, beginning balance	(31)	11	8
Pension and postretirement liability adjustments	(15)	(42)	3
Pension and postretirement liability adjustments, ending balance	(46)	(31)	11
Derivatives investment, Ending balance			(2)
Derivatives investment, Beginning balance		(2)	(3)
Derivatives investment, Net current period change		2	1
Accumulated other comprehensive income, ending balance	228	217	180	238
Accumulated other comprehensive income, beginning balance	217	180	176	238
Accumulated other comprehensive income, Net current period change	$ 11	$ 37	$ 4